TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 3,284	$ 3,851
Capital loss carryforwards (in Israel)	2,485	2,073
Operating lease	1,442	396
Tax credit carryforward	1,171	1,085
Reserves and other	241	241
Total gross deferred taxes	8,623	7,646
Less valuation allowance	(6,195)	(6,298)
Deferred tax assets, net	2,428	1,348
Undistributed income of subsidiaries	(263)	(232)
Operating lease	(1,432)	(398)
Property and equipment	(817)	(763)
Total deferred tax liabilities	(2,512)	(1,393)
Net deferred tax liabilities	$ (84)	$ (45)